Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Former VIE
Short term borrowings	$ 574	$ 941
Accrued expenses and other liabilities	10,741	12,424
Accounts payable	1,949	4,034
Amounts due to related parties	20	18
Contract liabilities	62	89
Current lease liabilities	$ 60
Class A Ordinary Shares
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, authorized	1,700,000,000	1,700,000,000
Ordinary shares, issued	246,686,120	164,975,400
Ordinary shares, outstanding	246,686,120	164,975,400
Class B Ordinary Shares
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, issued	122,072,980	122,072,980
Ordinary shares, outstanding	122,072,980	122,072,980